COMMITMENTS AND CONTRACTUAL OBLIGATIONS	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTRACTUAL OBLIGATIONS
10.	COMMITMENTS AND CONTRACTUAL OBLIGATIONS

The Company had no significant commitments or contractual obligations with any parties respecting executive compensation, consulting arrangements, or other matters other than disclosed below. Management services provided are on a month-to-month basis.

The Company has entered into leases for the provision of facility space until August 31, 2017 and May 31, 2018, and continued on a month-to-month basis. The Company’s future minimum lease payments for the leases on premises are as follows:

Fiscal year ending December 31, 2017	$66,056 (CDN$88,691)
Fiscal year ending December 31, 2018	12,784 (CDN$17,165)
Total	$78,840 (CDN$105,856)